J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

JPMorgan Carbon Transition U.S. Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan U.S. Quality Factor ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 14, 2022

to the current Statement of Additional Information, as supplemented

Effective January 1, 2023, the “Bank and Bank Holding Company Securities” section under “PROXY VOTING PROCEDURES AND GUIDELINES” of the Statement of Additional Information Part II is hereby deleted in its entirety and replaced with the following:

Bank and Bank Holding Company Securities. The Board of Trustees has authorized the Adviser to further delegate proxy voting for certain bank and bank holding company securities (“Bank Securities”), that are held in the JPMorgan BetaBuilders U.S. Equity ETF, JPMorgan BetaBuilders U.S. Mid Cap Equity ETF, JPMorgan BetaBuilders U.S. Small Cap Equity ETF, JPMorgan Carbon Transition U.S. Equity ETF, JPMorgan Diversified Return U.S. Equity ETF and JPMorgan U.S. Quality Factor ETF and identified from time to time by the Adviser to Institutional Shareholder Services, Inc. (“ISS”) to be voted in accordance with ISS policies and procedures (“ISS Guidelines”) except, effective January 1, 2023, proxies for Bank Securities issued by J.P. Morgan Chase & Co. shall be delegated to Glass Lewis to be voted in accordance with Glass Lewis policies and procedures (“Glass Lewis Guidelines”) rather than ISS Guidelines. The delegation described in this section may occur where the Adviser is restricted under applicable laws from voting a particular security or in order to permit the Adviser to utilize exemptions from limitations arising under the Bank Holding Company Act that might otherwise prevent the Adviser from acquiring Bank Securities on behalf of a Fund. A copy of ISS Guidelines is attached to the SAI Part II as Appendix B. Prior to January 1, 2023, a copy of Glass Lewis Guidelines will be available at www.jpmorganfunds.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-ETFSAIII-1222-2